Note N - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2013
Total capital (to risk weighted assets)
Consolidated	$93,504	16.8%	$44,565	8.0%	$55,706	N/A
Bank	83,057	15.2	43,731	8.0	54,664	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	87,349	15.7	22,283	4.0	33,424	N/A
Bank	77,230	14.1	21,866	4.0	32,798	6.0
Tier 1 capital (to average assets)
Consolidated	87,349	11.7	29,918	4.0	37,397	N/A
Bank	77,230	10.5	29,410	4.0	36,762	5.0

2012
Total capital (to risk weighted assets)
Consolidated	$93,158	17.2%	$43,234	8.0%	$54,043	N/A
Bank	84,267	15.9	42,506	8.0	53,132	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	86,401	16.0	21,617	4.0	32,426	N/A
Bank	77,690	14.6	21,253	4.0	31,879	6.0
Tier 1 capital (to average assets)
Consolidated	86,401	10.9	31,571	4.0	39,464	N/A
Bank	77,690	10.0	31,010	4.0	38,763	5.0